Shareholders’ equity - Change in share capital (Details) € / shares in Units, € in Thousands							1 Months Ended	12 Months Ended
	Oct. 24, 2023 € / shares shares	May 24, 2023 EUR (€) € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Sep. 07, 2022 EUR (€) € / shares shares	Jul. 30, 2021 € / shares shares	Jul. 27, 2021 EUR (€) € / shares shares	Oct. 31, 2020 shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Oct. 24, 2023 $ / shares
Disclosure of classes of share capital [line items]
Issue of equity | €			€ 130,000	€ 46,231		€ 59,982		€ 353,377	€ 46,231	€ 60,001
Capital increase from issuance of ordinary shares (in shares) | shares	20,325,500		20,000,000	5,530,000	1,964,031	1,964,031		40,325,500	5,530,000	1,964,031
Par value per share (in euro per share) | € / shares	€ 0.01	€ 0.01	€ 0.01	€ 0.01		€ 0.01		€ 0.01	€ 0.01	€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares			€ 6.50	€ 8.36	€ 30.55	€ 30.55
Number of warrants exercised (in shares) | shares									522
Exercises of share warrants | €		€ 1,850							€ 3
Exercises of share warrants (in shares) | shares							464,309		19,134
Other share warrants, subscripion price per share (in euro per share) | € / shares									€ 0.14
Share issue related cost | €								€ 28,111	€ 3,280	€ 4,090
Share premium
Disclosure of classes of share capital [line items]
Issue of equity | €								352,974	46,176	59,982
Exercises of share warrants | €									2
Share issue related cost | €								€ 28,111	€ 3,280	€ 4,090
ADS
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares) | shares	18,699,460
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares											$ 11.60
Ordinary shares
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares) | shares	1,626,040
Issue of equity, offering price per share (in dollar/euro per share) | € / shares	€ 10.9864
Other equity agreement
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares) | shares								1,906		167,749
Exercises of share warrants | €								€ 2		€ 1,522
Exercises of share warrants (in shares) | shares								190,550		167,749
Other share warrants, subscripion price per share (in euro per share) | € / shares								€ 0.01		€ 8.49
Other equity agreement | Share premium
Disclosure of classes of share capital [line items]
Exercises of share warrants | €										€ 1,520
Equity line agreement share warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares) | shares										312,000
Exercises of share warrants | €										€ 8,097
Exercises of share warrants (in shares) | shares										312,000
Other share warrants, subscripion price per share (in euro per share) | € / shares										€ 27.13
Equity line agreement share warrants | Share premium
Disclosure of classes of share capital [line items]
Exercises of share warrants | €										€ 8,094
Kreos share warrants
Disclosure of classes of share capital [line items]
Exercises of share warrants | €		€ 1,850						€ 1,850
Exercises of share warrants (in shares) | shares		99,583						99,583
Other share warrants, subscripion price per share (in euro per share) | € / shares		€ 18.57
Kreos share warrants | Share premium
Disclosure of classes of share capital [line items]
Exercises of share warrants | €								€ 1,849
Kreos A BSA | Kreos share warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares) | shares		67,887
Kreos B BSA | Kreos share warrants
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares) | shares		31,696